UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.3%
AUSTRALIA 13.7%
REAL ESTATE
DIVERSIFIED 4.7%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Dexus Property Group(b)	3,572,398	25,108,816
Ingenia Communities Group(b)	3,635,466	7,812,179
		32,920,995
RETAIL 7.6%
Scentre Group(b)	7,553,204	27,268,453
Vicinity Centres(b)	11,020,976	26,877,547
		54,146,000
SELF STORAGE 1.4%
National Storage REIT (NPV)(b)	8,241,430	10,160,157
TOTAL AUSTRALIA		97,227,152
AUSTRIA 2.0%
REAL ESTATE—DIVERSIFIED
BUWOG AG(b),(c)	533,109	14,421,701

CANADA 3.5%
REAL ESTATE
OFFICE 2.0%
Allied Properties REIT	502,206	14,423,661

RETAIL 1.5%
Smart Real Estate Investment Trust	390,004	10,508,511
TOTAL CANADA		24,932,172
FRANCE 8.8%
REAL ESTATE
DIVERSIFIED 1.3%
Gecina SA(b)	57,098	8,998,045

RETAIL 7.5%
Klepierre(b)	1,170,516	53,730,097
TOTAL FRANCE		62,728,142
GERMANY 5.1%
REAL ESTATE
DIVERSIFIED 1.4%
ADO Properties SA, 144A(b),(d)	248,481	9,941,604

	Number of Shares	Value
OFFICE 1.2%
Alstria Office REIT AG(b),(c)	637,717	$8,758,493

RESIDENTIAL 2.5%
Deutsche Wohnen AG(b)	477,407	17,371,914
TOTAL GERMANY		36,072,011
HONG KONG 17.9%
REAL ESTATE
DIVERSIFIED 13.9%
Cheung Kong Property Holdings Ltd.(b)	4,483,000	32,976,296
Hang Lung Properties Ltd.(b)	4,007,000	9,089,229
Sun Hung Kai Properties Ltd.(b)	2,328,627	35,401,545
Wharf Holdings Ltd.\The(b)	2,843,000	20,857,872
		98,324,942
OFFICE 1.5%
Hongkong Land Holdings Ltd. (USD)(b)	1,501,613	10,698,661

RETAIL 2.5%
Link REIT(b)	2,420,500	17,868,347
TOTAL HONG KONG		126,891,950
JAPAN 25.7%
REAL ESTATE
DIVERSIFIED 20.2%
Activia Properties(b)	2,409	12,810,239
Invincible Investment Corp.(b)	7,642	4,276,264
Kenedix Office Investment Corp.(b)	2,408	14,803,970
Mitsubishi Estate Co., Ltd.(b)	1,720,307	32,284,241
Mitsui Fudosan Co., Ltd.(b)	1,588,597	33,796,459
Mori Hills REIT Investment Corp.(b)	7,338	10,983,133
Nomura Real Estate Master Fund(b)	6,442	10,744,350
Orix JREIT(b)	4,334	7,610,658
Tokyo Tatemono Co., Ltd.(b)	1,371,800	16,501,620
		143,810,934
OFFICE 3.8%
Hulic REIT(b)	4,032	7,200,267
Nippon Building Fund(b)	3,077	19,495,399
		26,695,666
RETAIL 1.7%
Japan Retail Fund Investment Corp.(b)	4,883	12,043,273

	Number of Shares	Value
TOTAL JAPAN		$182,549,873
NETHERLANDS 0.7%
REAL ESTATE—DIVERSIFIED
Nieuwe Steen Investments NV(b)	1,194,269	4,934,768

NORWAY 1.0%
REAL ESTATE—OFFICE
Entra ASA, 144A(b),(d)	661,700	7,416,392

SINGAPORE 2.0%
REAL ESTATE—RETAIL
CapitaLand Mall Trust(b)	8,969,900	14,290,662

SPAIN 3.3%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(b)	707,718	9,492,756
Merlin Properties Socimi SA(b)	1,156,368	13,692,684
TOTAL SPAIN		23,185,440
SWEDEN 1.3%
REAL ESTATE—DIVERSIFIED
Atrium Ljungberg AB	549,681	9,585,522

UNITED KINGDOM 13.3%
REAL ESTATE
DIVERSIFIED 1.2%
LondonMetric Property PLC(b)	3,437,013	7,118,866
Workspace Group PLC(b)	180,625	1,634,929
		8,753,795
HEALTH CARE 1.5%
Assura PLC	13,677,491	10,335,466

INDUSTRIALS 4.1%
Segro PLC(b)	4,999,894	29,374,744

RESIDENTIAL 1.4%
UNITE Group PLC/The(b)	1,212,063	9,961,149

RETAIL 2.2%
Capital & Regional PLC	6,261,548	4,910,121
Hammerson PLC(b)	1,376,028	10,472,611
		15,382,732
SELF STORAGE 2.9%
Big Yellow Group PLC(b)	2,019,085	20,368,214

		Number of Shares	Value
TOTAL UNITED KINGDOM			$94,176,100
TOTAL COMMON STOCK (Identified cost—$585,463,274)			698,411,885

SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)		6,400,000	6,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,400,000)			6,400,000
TOTAL INVESTMENTS (Identified cost—$591,863,274)	99.2%		704,811,885
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		5,935,690
NET ASSETS	100.0%		$710,747,575

Glossary of Portfolio Abbreviations

EUR	Euro Currency
NPV	No-Par-Value
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 91.3% of the net assets of the Fund, of which 91.3% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c) Non-income producing security.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e) Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	50.0
Retail	25.0
Office	9.5
Self Storage	4.3
Industrials	4.1
Residential	3.9
Other	1.7
Health Care	1.5
100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2016, there were $9,941,604 of securities transferred from Level 1 to Level 2 and $14,495,643 of securities transferred from Level 2 to Level 1, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2016.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$97,227,152	$—	$97,227,152	$—	(a)
Canada	24,932,172	24,932,172	—	—
Sweden	9,585,522	9,585,522	—	—
United Kingdom	94,176,100	15,245,587	78,930,513	—
Other Countries	472,490,939	—	472,490,939	—
Short-Term Investments	6,400,000	—	6,400,000	—
Total Investments(b)	$704,811,885	$49,763,281	$655,048,604	$—

(a) BGP Holding PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$591,863,274
Gross unrealized appreciation	$117,161,861
Gross unrealized depreciation	(4,213,250)
Net unrealized appreciation	$112,948,611

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016